Shareholders' Equity	9 Months Ended
Sep. 30, 2019
Disclosure of classes of share capital [abstract]
Shareholders' Equity	NOTE 6 - SHAREHOLDERS’ EQUITY In March 2019, the Board of Directors approved the increase of the free pool available for the issuance under the 2014 ESOP plan to 1,930,305 Ordinary Shares.